Long-term Debt	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Long-term Debt
11.	Long-term Debt
On June 27, 2007, the Company entered into a $7,000 surplus note with State Board Administration of Florida (the “SBAF”) under Florida’s Insurance Capital
Build-Up
Incentive Program (the “Program”). The term of the surplus note is 20 years and accrues interest, adjusted quarterly based on the
10-year
Constant Maturity Treasury Rate. The effective interest rate paid on the surplus note was 3.75% and 4.59% for the years ended December 31, 2024 and December 31, 2023.
Quarterly principal payments of $103 are due through 2027. Aggregate principal payments of approximately $412 were made during each of the years ended December 31, 2024 and December 31, 2023. Any payment of the interest or repayment of principal is subject to approval by the FLOIR and may be paid only out of the insurance subsidiary’s earnings and only if its surplus exceeds specified levels required by the FLOIR.
The Company’s insurance subsidiary is in compliance with each of the loan’s covenants as implemented by the agreement with the SBAF. An event of default will occur if AIIC: (i) fails to maintain a writing ratio of no more than
2-to-1,
net written premium to policyholders’ surplus; (ii) fails to submit quarterly filings to the FLOIR; (iii) fails to maintain a minimum surplus balance of $
50,000
, except for certain situations; (iv) misuses surplus note proceeds; (v) fails to make payments of interest and/or principal; (vi) makes any misrepresentations in the application for the Program; or (vii) pays any dividend when principal or interest payments are past due. Failure to fulfill any of these requirements may result in an increase in the interest rate to the maximum interest rate permitted by law, acceleration of the repayment of principal and interest, shortened term of the note, or the note being called and demand of full repayment. As of December 31, 2024 and December 31, 2023, AIIC’s net written premium to surplus ratio was in excess of the required minimums and, therefore, the Company’s insurance subsidiary is not subject to the penalty rate.
Long-term debt consisted of the following at:

	December 31,
	2024	2023
Due currently	$412	$412
Due later	617	1,029

Surplus note	$1,029	$1,441

The following table summarizes future maturities of long-term debt as December 31, 2024:

(in thousands)
2025	$412
2026	412
2027	205
Thereafter	—

$1,029

Interest expense for the years ended December 31, 2024 and December 31, 2023 was $46 and $97 respectively.